RESTRUCTURING AND OTHER EXPENSE (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 21, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Restructuring charges			$ 44,656		$ 141,078	$ 141,818
Transaction costs		$ 1,367	$ 3,177		1,687	$ 13,285	$ 13,845
2016 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring charges							226,577
Elimination of positions
Restructuring Reserve [Roll Forward]
Restructuring charges					$ 140,071
Elimination of positions | 2016 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring charges							215,420
Facility Realignment and Other Costs | 2016 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring charges							$ 11,157
Cablevision Systems Corporation And Subsidiaries
Restructuring Reserve [Roll Forward]
Restructuring charges				$ 2,299				$ (1,649)	$ 2,480
Transaction costs	$ 12,920			$ 19,924				$ 17,862
Cablevision Systems Corporation And Subsidiaries | Elimination of positions | 2016 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring charges	188,847
Cablevision Systems Corporation And Subsidiaries | Facility Realignment and Other Costs | 2016 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 10,410
Cablevision Systems Corporation And Subsidiaries | Newsday Holdings LLC | 2014 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring charges									$ 3,280